iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Construction & Engineering  —  0 .0%
Solv Energy, Inc. , Class A
(a)
.................. 29,655 $ 843,091
a
Electrical Equipment  —  0 .6%
Nextpower, Inc. , Class A
(a)
................... 113,747 10,222,443
X-Energy, Inc. , Class A
(a) (b)
................... 32,323 527,188
10,749,631
a
Energy Equipment & Services  —  8 .9%
Baker Hughes Co. , Class A .................. 763,056 46,157,257
Halliburton Co. .......................... 640,300 20,649,675
NOV, Inc. .............................. 274,741 5,338,218
SLB Ltd. ............................... 1,149,152 56,986,448
TechnipFMC PLC ........................ 303,602 21,756,119
Weatherford International PLC ................ 54,135 4,752,512
155,640,229
a
Oil, Gas & Consumable Fuels  —  89 .2%
Antero Midstream Corp. .................... 253,778 5,575,503
Antero Resources Corp.
(a)
................... 228,067 8,242,341
APA Corp. ............................. 270,964 10,112,377
Cheniere Energy, Inc. ...................... 160,864 42,398,925
Chevron Corp. ........................... 1,425,965 280,672,691
Chord Energy Corp. ....................... 43,314 6,080,419
ConocoPhillips .......................... 937,318 112,928,073
Devon Energy Corp. ....................... 866,303 39,096,254
Diamondback Energy, Inc. ................... 147,202 29,874,646
DT Midstream, Inc. ........................ 78,149 10,784,562
EOG Resources, Inc. ...................... 411,561 61,195,005
EQT Corp. ............................. 463,623 24,706,470
Expand Energy Corp. ...................... 174,778 16,434,375
ExxonMobil Holdings Corp. .................. 2,562,497 398,314,534
HF Sinclair Corp. ......................... 118,922 10,877,795
Kinder Morgan, Inc. ....................... 1,494,561 48,094,973
Marathon Petroleum Corp. .................. 226,105 71,555,449
Matador Resources Co. .................... 88,549 4,417,710
Occidental Petroleum Corp. .................. 557,321 31,806,309
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. ............................ 484,436 $ 43,991,633
Ovintiv, Inc. ............................. 217,273 13,570,872
Permian Resources Corp. , Class A ............. 607,040 12,936,022
Phillips 66 .............................. 308,132 65,225,382
Range Resources Corp. .................... 179,262 7,195,577
Targa Resources Corp. ..................... 163,147 44,110,054
Texas Pacific Land Corp. .................... 45,242 18,213,524
Valero Energy Corp. ....................... 227,385 71,148,767
Viper Energy, Inc. , Class A .................. 145,359 6,484,465
Williams Companies, Inc. (The) ............... 937,091 67,039,490
1,563,084,197
a
Semiconductors & Semiconductor Equipment  —  1 .2%
Enphase Energy, Inc.
(a)
..................... 98,575 3,700,506
First Solar, Inc.
(a)
......................... 78,178 16,497,903
20,198,409
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,499,085,756 ) ............................... 1,750,515,557
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 555,713 555,879
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 1,857,596 1,857,596
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,413,455 ) .................................. 2,413,475
Total Investments — 100.0%
(Cost: $ 1,501,499,211 ) ............................... 1,752,929,032
Liabilities in Excess of Other Assets — 0 .0% ................ (345,316)
Net Assets — 100.0% ................................. $ 1,752,583,716
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 555,866
(a)
$ —  $ (7) $ 20  $ 555,879  555,713  $ 1,310
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,559,797  297,799
(a)
—  —  —  1,857,596  1,857,596  14,602  —
$ —  $ (7) $ 20
$ 2,413,475
$ 15,912  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 16 09/18/26 $ 2,006 $ 119,234
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 1,750,515,557  $ —  $ —  $ 1,750,515,557
Short-Term Securities
Money Market Funds ........................................ 2,413,475  —  —  2,413,475
$ 1,752,929,032  $ —  $ —  $ 1,752,929,032
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 119,234  $ —  $ —  $ 119,234
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.